Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average implied interest rate on business		4.03%
Weighted average implied interest rate on business over period of time		5.63%
Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gains, reclassified from AOCI to RE	$ (114.0)
Taxes on reclassified unrealized gains, net	30.3
Investments in limited partnerships | Not Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum exposure to loss		$ 176.3	$ 215.3
Structured Securities | Not Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum exposure to loss		$ 5,053.9	$ 5,155.2
Retained Earnings | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gains, reclassified from AOCI to RE	$ 114.0